Earnings per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2020 USD ($) $ / shares shares	Mar. 31, 2020 CNY (¥) ¥ / shares shares	Mar. 31, 2019 CNY (¥) ¥ / shares shares	Mar. 31, 2018 CNY (¥) ¥ / shares shares
Numerator:
Net income attributable to the Company's shareholders	$ 66,477	¥ 470,717	¥ 291,124	¥ 237,098
Denominator:
Weighted average ordinary shares outstanding for basic net income per share	121,551,075	121,551,075	121,270,491	112,938,635
Earnings per share
Basic | (per share)	$ 0.55	¥ 3.87	¥ 2.40	¥ 2.10
Diluted | (per share)	$ 0.55	¥ 3.87	¥ 2.40	¥ 1.99
Restricted Share Unit
Denominator:
Dilutive ordinary shares				6,390,797
Weighted average ordinary shares outstanding for diluted net income per share	121,551,075,000	121,551,075,000	121,421,582,000	119,329,432
Scrip dividend
Denominator:
Weighted average ordinary shares outstanding for basic net income per share			151,091
Dilutive ordinary shares			151,091
Convertible notes
Earnings per share
Anti-dilutive ordinary shares				40,521,494